Summary of Significant Accounting Policies (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with GAAP and the rules and regulations of the Securities and Exchange Commission (“SEC”) for quarterly reports on Form 10-Q and Article 10-1 of Regulation S-X. Accordingly, certain information and footnotes required by GAAP in annual financial statements have been omitted or condensed and these interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, filed with the SEC on May 24, 2024. The condensed consolidated financial statements of the Company include all adjustments of a normal recurring nature which, in the opinion of management, are necessary for a fair statement of the Company’s financial position as of March 31, 2024, and results of its operations and its cash flows for the interim periods presented. Certain prior period amounts have been reclassified to conform to the current period presentation. The results of operations for the three months ended March 31, 2024 are not necessarily indicative of the results to be expected for the entire year. There have been no significant changes in the Company’s accounting policies from those described in the Company’s audited consolidated financial statements and the related notes to those statements.
Principles of Consolidation
The condensed consolidated financial statements include the accounts of WM Technology, Inc. and WMH LLC, including their wholly and majority owned subsidiaries. In conformity with GAAP, all significant intercompany accounts and transactions have been eliminated.
Restatement of Previously Reported 2023 Quarterly Revenue and Credit Losses
In connection with the preparation of the Company's Consolidated Financial Statements as of and for the fiscal year ended December 31, 2023, the Company discovered that in 2023, it had an inadequate policy associated with its revenue recognition related to the cash collection of a certain subset of its customers that had been placed on cash basis. For these customers, because the determination had been made that there was significant collection risk and the Company had no ability to estimate the collectability of the consideration it was entitled to, revenue recognition was prohibited under Accounting Standards Codification, (“ASC”), Topic 606, “Revenue from Contracts with Customers” until cash was collected for the services that were provided. The Company refers to the customers in this situation as customers that have been placed on cash basis. As further discussed below, in 2023 the Company misapplied this policy in each of the first three quarters of 2023 by failing to apply (in certain cases) cash receipts to prior accounts receivable (via a credit loss recovery) and instead recognized additional revenue for the cash receipt.
The Company recognizes revenue from contracts with customers under ASC 606. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. Once the Company believes that it is no longer probable of collecting substantially all of the consideration to which it will be entitled in exchange for the goods or services transferred to the customer and as such is prohibited from recognizing revenue until it is probable that it will be entitled to all of the consideration. As such, when a customer with significant collection risk is identified, the Company fully reserves for all outstanding accounts receivable and records a credit loss for these receivables.
Initially, revenue for contracts that the Company assesses are not probable of collection is not recognized until the customer has paid or settled all outstanding accounts receivable balances. Collectability is reassessed when there is a significant change in facts or circumstances. The assessment of collectability considers whether the Company may limit its exposure to credit risk through its right to stop transferring additional service in the event the customer is delinquent. When services are still provided to customers that have been identified with significant collection risk, the Company initially applies all payments received against the customers oldest invoices. However, if the Company continues to provide services to these customers for a significant period of time, cash collections have stabilized and other factors indicate it is appropriate, cash collections are assessed to determine if any of the on-going cash receipts should be accounted for as variable consideration under ASC 606 for on-going services instead of recovery of credit losses. To date, no material variable consideration has been recognized and after applying the corrections shown in the table below, all cash collections for these customers are reflected as recovery of credit losses.
Due to the inconsistency of the cash application related to the cash basis customers, and the prohibition on recognizing revenue when the Company does not believe it will receive the consideration it is entitled to, the Company had determined that it had improperly recognized revenue for these customers and should have instead recognized a credit loss recovery related to these cash receipts.
All periods presented below have been retrospectively restated to reflect the effects of the change to revenues and operating expenses. There was no impact to operating income (loss), net income (loss), net income (loss) per share, net cash provided by operating activities or adjusted EBITDA for any periods presented. The consolidated statement of equity is not affected by this restatement.
The Company has restated its unaudited condensed consolidated statements of operations for the period ended March 31, 2023 as follows (in thousands):

	Three Months Ended March 31, 2023
	Previously Reported	Adjustment	As Restated
Net revenues	$48,007	$(1,591)	$46,416
General and administrative expenses	$22,500	$(1,591)	$20,909
Total costs and expenses	$52,155	$(1,591)	$50,564
The Company has restated its unaudited condensed consolidated Statements of Cash Flows for period ended March 31, 2023 as follows (in thousands):

	Three Months Ended March 31, 2023
	Previously Reported	Adjustment	As Restated
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	$1,951	$(1,591)	$360
Changes in operating assets and liabilities:
Accounts receivable	$86	$1,591	$1,677
Foreign Currency
Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at the average exchange rates during the periods. The impact of exchange rate fluctuations from translation of assets and liabilities is insignificant for the three months ended March 31, 2024 and 2023.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Significant estimates made by management include, the allowance for credit losses, the useful lives of long-lived assets, income taxes, website and internal-use software development costs, leases, valuation of goodwill and other intangible assets, valuation of warrant liability, deferred tax assets and the related valuation allowance, tax receivable agreement (“TRA”) liability, revenue recognition, performance and stock-based compensation and the recognition and disclosure of contingent liabilities.
Risks and Uncertainties
The Company operates in a relatively new industry where laws and regulations vary significantly by jurisdiction. Currently, thirty-nine states, the District of Columbia, Puerto Rico, the Virgin Islands, and Guam have legalized some form of cannabis use for certain medical purposes. Twenty-four of those states, the District of Columbia, Guam, and Northern Mariana have legalized cannabis for adults for non-medical purposes as well (sometimes referred to as adult or recreational use). Eight additional states have legalized forms of low-potency cannabis, for select medical conditions. Only three states continue to prohibit cannabis entirely. Additionally, while a number of U.S. legislators have introduced various bills to legalize cannabis at the federal level, none of these bills has become law. Currently, under federal law, cannabis, other than hemp (defined by the U.S. government as Cannabis sativa L. with a THC concentration of not more than 0.3% on a dry weight basis), is still a Schedule I controlled substance under the Controlled Substances Act (“CSA”). Even in states or territories that have legalized cannabis to some extent, the cultivation, possession, and sale of cannabis all violate the CSA and are punishable by imprisonment, substantial fines, and forfeiture. Moreover, individuals and entities may violate federal law if they aid and abet another in violating the CSA, or conspire with another to violate the law, and violating the CSA can be a predicate for certain other crimes, including money laundering laws and the Racketeer Influenced and Corrupt Organizations Act. If any state that permits use of cannabis was to change their laws or the federal government was to actively enforce the CSA or other laws related to the federal prohibition on cannabis, the Company’s business could be adversely affected.
In addition, the Company’s ability to grow and meet its operating objectives depends largely on the continued legalization and regulation of cannabis on a widespread basis. There can be no assurance that such legalization will occur on a timely basis, or at all.
The geographic concentration of the Company’s clients makes the Company vulnerable to a downturn in the local market area. Historically, the Company’s business operations have been located primarily in the State of California. See Note 3, “Revenue from Contracts with Customers,” to these condensed consolidated financial statements for additional information.
Fair Value Measurements
The Company follows the guidance in ASC 820 - Fair Value Measurements for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period. See Note 5, “Fair Value Measurements” to these condensed consolidated financial statements for additional information.
Accounts Receivable, Net
A receivable is recorded when an unconditional right to invoice and receive payment exists. Accounts receivable primarily include amounts related to receivables from customers. Receivables are shown net of allowance for credit losses which is maintained at a level that management believes to be sufficient to absorb estimated losses in the accounts receivable portfolio. The Company measures credit losses on its trade accounts receivable using the current expected credit loss model under ASC 326 Financial Instruments – Credit Losses.
The Company calculates the expected credit losses on a pool basis for trade receivables that have similar risk characteristics. For trade receivables that do not share similar risk characteristics, the allowance for credit losses is calculated on an individual basis. Risk characteristics relevant to the Company’s accounts receivable include balance of customer account and aging status.
Account balances are written off against the allowance when it is determined that it is probable that the receivable will not be recovered. The Company had allowance for credit losses of $6.6 million and $8.7 million as of March 31, 2024 and December 31, 2023, respectively.
As of March 31, 2024 and December 31, 2023, no customer accounted for more than 10% of the total gross accounts receivable outstanding.
The following table summarizes the changes in the allowance for credit losses:

	Three Months Ended March 31,
	2024	2023 As Restated[1]
Allowance, beginning of period	$8,748	$12,232
Provision (benefit) for credit losses	(658)	360
Write-off, net of recoveries	(1,494)	(770)
Allowance, end of period	$6,596	$11,822

1
The Provision (benefit) for credit losses for the three months ended March 31, 2023 and related allowance at the end of the period March 31, 2023, has been retrospectively adjusted to reflect the restatement of previously reported credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.

Investments in Equity Securities
Investments in equity securities that do not have a readily determinable fair value and qualify for the measurement alternative for equity investments provided in ASC 321, Investments – Equity Securities are accounted for at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. As of March 31, 2024 and December 31, 2023, the carrying value of the Company’s investments in equity securities without a readily determinable fair value was nil, which is recorded within other assets on the Company’s condensed consolidated balance sheets.
The Company performs a qualitative assessment at each reporting date to evaluate whether the investments in equity securities are impaired. When a qualitative assessment indicates that an investment is impaired, the investment is written down to its fair value and the impairment charge is included in asset impairment charges in the accompanying condensed consolidated statements of operations. No impairments to investments in equity securities were recorded during the three months ended March 31, 2024 and 2023.
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation, and consist of internally developed software, computer equipment, furniture and fixtures and leasehold improvements. Depreciation is computed using the straight-line method over the estimated useful lives of the assets and generally over three years for computer equipment, seven years for furniture and fixtures. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the remaining term of the related lease. Maintenance and repairs are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Company’s condensed consolidated statements of operations.
The Company assesses impairment of property and equipment when an event and change in circumstance indicates that the carrying value of such assets may not be recoverable. If an event and a change in circumstance indicates that the carrying amount of an asset (or asset group) may not be recoverable and the expected undiscounted cash flows attributable to the asset are less than its carrying value, an impairment loss equals to the excess of the asset’s carrying value over its fair value is recognized. No impairments to property and equipment were recorded during the three months ended March 31, 2024 and 2023.
Capitalized Software
Capitalized website and internal-use software development costs are included in property and equipment in the accompanying condensed consolidated balance sheets. The Company capitalizes certain costs related to the development and enhancement of the Weedmaps platform and SaaS solutions. The Company began to capitalize these costs when preliminary development efforts were successfully completed, management has authorized and committed project funding, and it was probable that the project would be completed and the software would be used as intended. Capitalization ceases upon completion of all substantial testing. Maintenance and training costs are expensed as incurred. Such costs are amortized when placed in service, on a straight-line basis over the estimated useful life of the related asset, generally estimated to be three years. Costs incurred for enhancements that were expected to result in additional features or functionality are capitalized and expensed over the estimated useful life of the enhancements, generally three years. Product development costs include salaries and benefits for employees, including engineering and technical teams who are responsible for building new products, as well as maintaining and improving existing products. Product development costs that do not meet the criteria for capitalization are expensed as incurred.
As of March 31, 2024 and December 31, 2023, the Company has $24.2 million and $23.1 million in capitalized software costs, net, respectively which are recorded within property and equipment, net on the Company’s condensed consolidated balance sheets. During the three months ended March 31, 2024 and 2023, the Company amortized $2.5 million and $1.5 million, respectively, of internal-use software development costs included in depreciation and amortization expense in the accompanying condensed consolidated statements of operations.
Goodwill and Intangible Assets
Goodwill consists of the excess of the purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is reviewed for impairment each year using a qualitative or quantitative process that is performed at least annually as of December 31, such as changes in the business climate, poor indicators of operating performance or the sale or disposition of a significant portion of a reporting unit.
In testing for goodwill impairment, the Company may elect to utilize a qualitative assessment to evaluate whether it is more likely than not that the fair value of a reporting unit exceeds the carrying value. If it is determined that it is unlikely that the carrying value exceeds the fair value, the Company is not required to complete the quantitative goodwill impairment evaluation. If it is determined that the carrying value may exceed fair value when considering qualitative factors, a quantitative goodwill impairment evaluation is performed. When performing the quantitative evaluation, if the carrying value of the reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded.
Intangible assets are recorded at cost less accumulated amortization. Intangible assets are reviewed for impairment whenever events or changes in circumstances may affect the recoverability of the net assets. Such reviews may include an analysis of current results and take into consideration the undiscounted value of projected operating cash flows. See Note 6, “Intangible Assets,” to these condensed consolidated financial statements for additional information.
Leases
The Company’s operating leases consist of office space located in the United States. The Company does not have any leases classified as financing leases. The Company classifies arrangements meeting the definition of a lease as operating or financing leases, and leases are recorded on the condensed consolidated balance sheets as both a right-of-use asset (“ROU”) and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right-of-use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right-of-use asset result in straight-line rent expense over the lease term. Operating lease assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. For finance leases, interest on the lease liability and the amortization of the right-of-use asset results in front-loaded expense over the lease term. Variable lease expenses are recorded when incurred.
In calculating the right-of-use asset and lease liability, the Company elects to combine lease and non-lease components for all classes of assets. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election, and instead recognizes rent expense on a straight-line basis over the lease term.
The Company assesses impairment of ROU assets when an event and change in circumstance indicates that the carrying value of such ROU assets may not be recoverable. If an event and a change in circumstance indicates that the carrying value of an ROU asset may not be recoverable and the estimated fair value attributable to the ROU asset is less than its carrying value, an impairment loss equals to the excess of the ROU asset’s carrying value over its fair value is recognized.
The fair values of ROU assets were estimated using an income approach based on management’s forecast of future cash flows expected to be derived based on the sublease market rent. First, the Company tests the asset group for recoverability by comparing the undiscounted cash flows of the asset group, which include expected future lease payments related to the lease agreement offset by expected sublease income, to the carrying amount of the asset group. If the first step of the long-lived asset impairment test concludes that the carrying amount of the asset group is not recoverable, the Company performs the second step of the long-lived asset impairment test by comparing the fair value of the asset group to its carrying amount and recognizing a lease impairment charge for the amount by which the carrying amount exceeds the fair value. To estimate the fair value of the asset group, the Company relies on a discounted cash flow approach using market participant assumptions of the expected cash flows. Net rent expense for the three months ended March 31, 2024 and 2023 was $2.2 million and $2.2 million, respectively and is included in general and administrative expense in the accompanying condensed consolidated statements of operations.
In 2022, the Company entered into a sublease agreement with an affiliate of the Executive Chair. The sublease commenced on June 1, 2022, and the term is for the remainder of the original lease and will expire on February 28, 2025, or sooner in the event that the original lease is cancelled prior to the expiration date. See Note 13, “Related Party Transactions,” to these condensed consolidated financial statements for additional information.
Sublease rental income is recognized as a reduction to the related lease expense on a straight-line basis over the sublease term. For the three months ended March 31, 2024 and 2023, the Company recorded rent income related to a sublease of $0.5 million and $0.5 million, respectively.
Warrant Liability
The Company assumed 12,499,993 Public Warrants originally issued in the initial public offering of Silver Spike (the “Public Warrants”) and 7,000,000 Private Placement Warrants that were originally issued in a private placement by Silver Spike (the “Private Placement Warrants” and together with the Public Warrants, the “Warrants”) upon the Closing, all of which were issued in connection with Silver Spike’s initial public offering and entitle the holder to purchase one share of Class A Common Stock at an exercise price of at $11.50 per share. As of March 31, 2024, 12,499,973 Public Warrants and 7,000,000 Private Placement Warrants remained outstanding. The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be cashless exercised. The Private Placement Warrants are transferable, assignable or salable in certain limited exceptions. The Private Placement Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will cease to be Private Placement Warrants, and become Public Warrants and be redeemable by the Company and exercisable by such holders on the same basis as the other Public Warrants.
The Company evaluated the Warrants under ASC 815-40 - Derivatives and Hedging - Contracts in Entity’s Own Equity, and concluded they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of the Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our Class A equity holders. Because not all of the voting stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Warrants do not meet the conditions to be classified in equity. Since the Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the condensed consolidated balance sheets at fair value, with subsequent changes in their respective fair values recognized in change in fair value of warrant liabilities within the condensed consolidated statements of operations at each reporting date. See Note 9, “Warrant Liability,” to these consolidated financial statements for additional information.
Tax Receivable Agreement
In connection with the Business Combination, the Company entered into a TRA with continuing members that provides for a payment to the continuing Class A Unit holders of 85% of the amount of tax benefits, if any, that the Company realizes, or is deemed to realize, as a result of redemptions or exchanges of Units. In connection with such potential future tax benefits resulting from the Business Combination, the Company has established a deferred tax asset for the additional tax basis and a corresponding TRA liability of 85% of the expected benefit. The remaining 15% is recorded to additional paid-in capital.
The TRA liability is subject to remeasurement each reporting period, due to various factors, including changes in federal and state income tax rates and assessment of the probability of payment. As these remeasurement changes are subsequent to the initial measurement, the impact of the remeasurement is recorded in other income (loss) on the condensed consolidated statements of operations. As of March 31, 2024 and December 31, 2023, tax receivable agreement liability was $2.3 million and $1.8 million, respectively. During the three months ended March 31, 2024 and 2023, the Company recognized a loss of $0.5 million and $0.1 million, respectively, related to the remeasurement of its TRA liability. See Income Taxes below for information related to the Company’s allowance against its net deferred tax assets.
Revenue Recognition
The Company recognizes revenue when the fundamental criteria for revenue recognition are met. In accordance with ASC Topic 606, “Revenue from Contracts with Customers,” the Company recognizes revenue by applying the following five steps: the contract with the customer is identified; the performance obligations in the contract are identified; the transaction price is determined; the transaction price is allocated to the performance obligations in the contract; and revenue is recognized when (or as) the Company satisfies these performance obligations in an amount that reflects the consideration it expects to be entitled to in exchange for those services. The Company excludes sales taxes and other similar taxes from the measurement of the transaction price. The transaction price reflects the amount the Company expects to receive for such goods, net of discounts. Discounts issued are primarily related to the Company’s WM Teal program, which stands for “Together for Equity Access and Legislation”, through which the Company provides discounts including free software, advertising, educational materials and training programs to applicants or licenses under social equity licensing programs. The Company provides a discount to license holders who were awarded special status by the state based on owner qualifications. These are typically given in new markets to add more diversity and inclusion in the cannabis space. A license’s social equity status is validated by the Company on the applicable state’s website. During the three months ended March 31, 2024 and 2023, total discount issued was $0.2 million and $1.1 million, respectively. For clients that pay in advance for listing and other services, the Company records deferred revenue and recognizes revenue over the applicable subscription term.
The Company’s revenues are derived primarily from monthly subscriptions to Weedmaps for Business, featured and deal listings and other WM Ad solutions. The Company’s Weedmaps for Business subscriptions generally have one-month terms that automatically renew unless notice of cancellation is provided in advance. Featured and deal listings and other WM Ad solutions are offered as add-on products to the Weedmaps for Business subscriptions. Featured and deal listings provide customers with premium placement ad solutions and discount and promotion pricing tools. Other WM Ad solutions include banner ads and promotion tiles on the Company’s marketplace ad as well as other advertising products on and off the Weedmaps marketplace. The Company has a fixed inventory of featured listing and display advertising in each market, and price is generally determined through a competitive auction process that reflects local market demand. Revenues for these arrangements are recognized over-time, generally during a month-to-month subscription period as the services are provided. The Company rarely needs to allocate the transaction price to separate performance obligations. In the rare case that allocation of the transaction price is needed, the Company recognizes revenue in proportion to the standalone selling prices of the underlying services at contract inception.
Revenue for service contracts that the Company assesses are not probable of collection is not recognized until the contract is completed and payment is received. Collectability is reassessed when there is a significant change in facts or circumstances. The assessment of collectability considers whether the Company may limit its exposure to credit risk through its right to stop transferring additional service in the event the customer is delinquent. See Note 3, “Revenue from Contracts with Customers,” to these condensed consolidated financial statements for additional information.
Cost of Revenues (Exclusive of Depreciation and Amortization)
The Company’s cost of revenue primarily consists of web hosting, internet service costs, credit card processing costs and other third party services.
Advertising
The Company expenses the cost of advertising in the period incurred. Advertising expense totaled $2.5 million and $1.0 million for the three months ended March 31, 2024 and 2023, respectively, and are included in sales and marketing expense in the accompanying condensed consolidated statements of operations.
Stock-Based Compensation
The Company measures fair value of employee stock-based compensation awards on the date of grant and allocates the related expense over the requisite service period. The fair value of restricted stock units and performance-based restricted stock units is equal to the market price of the Company’s common stock on the date of grant. The fair value of the Class P Units is measured using the Black-Scholes-Merton valuation model. The expected volatility is based on the historical volatility and implied volatilities for comparable companies, the expected life of the award is based on the simplified method. When awards include a performance condition that impacts the vesting of the award, the Company records compensation cost when it becomes probable that the performance condition will be met and the expense will be attributed over the performance period. See Note 11, “Stock-based Compensation,” to these condensed consolidated financial statements for additional information.
Employee Benefit Plan
The Company’s 401(k) saving plan is a tax-qualified deferred compensation arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating U.S. employees may contribute a portion of their eligible earnings, subject to applicable U.S. Internal Revenue Service and plan limits. The Company matches up to 3.5% of the employee’s eligible compensation, vested upon two years of service. For the three months ended March 31, 2024 and 2023, the Company expensed $0.5 million and $0.6 million, respectively, related to employer contributions for the 401(k) saving plan.
Other Income (Expense), net
Other income (expense), net consists primarily of change in fair value of warrant liability, TRA liability remeasurement and other tax related expenses.
Income Taxes
The Company uses the asset and liability method of accounting for income taxes under ASC 740 - Income Taxes. Under the guidance, deferred tax assets and liabilities are recognized for the future tax consequences of (i) temporary differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities and (ii) operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted.
The Company assesses whether it is “more-likely-than-not” that it will realize its deferred tax assets. The Company establishes a valuation allowance when available evidence indicates that it is more-likely-than-not that the deferred tax asset will not be realized. In assessing the need for a valuation allowance, the Company considers the amounts and timing of expected future deductions or carry forwards and sources of taxable income that may enable utilization.
This includes an analysis of the Company’s current financial position, results of operations for the current and prior years and all currently available information about future years. This assessment and estimates require significant management judgment. The Company maintains an existing valuation allowance until enough positive evidence exists to support its reversal. Change in the amount or timing of expected future deductions or taxable income may have a material impact on the level of income tax valuation allowances.
For the year ending December 31, 2023 and for three months ended March 31, 2024, the Company conducted similar analyses, and determined that a full valuation allowance was still required. As of March 31, 2024 and December 31, 2023, tax receivable agreement liability $2.3 million and $1.8 million, respectively.
The tax provision for interim periods is determined using an estimate of the Company's annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of its annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period. The quarterly tax provision, and estimate of the Company's annual effective tax rate, is subject to variation due to several factors, including variability in pre-tax income (or loss), revaluations of the warrant liability, changes in flow-through income not subject to tax, valuation allowances and tax law developments.
As a result of the Business Combination, WM Technology, Inc. became the sole managing member of WMH LLC, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, WMH LLC is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by WMH LLC is passed through to and included in the taxable income or loss of its members, including WM Technology, Inc. on a pro rata basis. WM Technology, Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to its allocable share of any taxable income of WMH LLC following the Business Combination. The Company is also subject to taxes in foreign jurisdictions.
WMH LLC will generally be required from time to time to make pro rata distributions in cash to the Company and the other holders of WMH Units at certain assumed tax rates in amounts that are intended to be sufficient to cover the taxes on the Company’s and the other WMH equity holders’ respective allocable shares of the taxable income of WMH LLC
For the three months ended March 31, 2024, the Company recorded $9 thousand in income tax provisions due to the impact of the full valuation allowance on its net deferred assets. For the three months ended March 31, 2023, the Company recorded zero income tax provisions due to the impact of the full valuation allowance on its net deferred assets. The effective tax rates differ from the federal statutory rate of 21% primarily due to the impact of valuation allowances, warrant valuations, non-controlling interests represented by the portion of the flow-through income not subject to tax, permanent stock-based compensation and state taxes.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company does not believe it has any uncertain income tax positions that are more-likely-than-not to materially affect its condensed consolidated financial statements.
Segment Reporting
The Company has identified one business segment which management also considers to be one reporting unit as the Company’s Executive Chair and Interim Chief Financial Officer allocate resources, assess performance and manage the businesses as one segment.
Earnings (Loss) Per Share
Basic income (loss) per share is computed by dividing net income (loss) attributable to WM Technology, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period.
Diluted income (loss) per share is computed giving effect to all potential weighted-average dilutive shares for the period. The dilutive effect of outstanding awards or financial instruments, if any, is reflected in diluted income (loss)
per share by application of the treasury stock method or if-converted method, as applicable. Potential common shares are excluded from the calculation of diluted EPS in the event they are antidilutive or subject to performance conditions for which the necessary conditions have not been satisfied by the end of the reporting period. See Note 12, “Earnings Per Share,” for additional information on dilutive securities.
Concentrations of Credit Risk
The Company’s financial instruments are potentially subject to concentrations of credit risk. The Company places its cash with high quality credit institutions and the Company’s cash balances at these institutions typically exceed the Federal Deposit Insurance Corporation limit. As of March 31, 2024, the Company had cash balances that exceeded the deposit insurance limit with four financial institutions. Management believes that the risk of loss is not significant and has not experienced any losses in such accounts.
Recently Adopted Accounting Pronouncements
The Company reviewed the accounting pronouncements that became effective for fiscal year 2024 and determined that either they were not applicable, or they did not have a material impact on the consolidated financial statements.
Recently Issued Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes - Improvements to Income Tax Disclosures” requiring enhancements and further transparency to certain income tax disclosures, most notably the tax rate reconciliation and income taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024 on a prospective basis and retrospective application is permitted. We are currently evaluating the impact of the adoption of this standard.
The Company also reviewed other recently issued accounting pronouncements to be adopted in future periods and determined that they are not expected to have a material impact on the consolidated financial statements.

2.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements of the Company have been prepared in accordance with GAAP and the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements reflect all adjustments considered necessary for a fair presentation of the consolidated results of operations and financial position for the fiscal years presented. All such adjustments are of a normal recurring nature. Certain prior year amounts have been reclassified to conform to the current year presentation.
Principles of Consolidation
The consolidated financial statements include the accounts of WM Technology, Inc. and WMH LLC, including their wholly and majority owned subsidiaries. In conformity with GAAP, all significant intercompany accounts and transactions have been eliminated.
Restatement of Previously Reported 2023 Quarterly Revenue and Credit Losses
In connection with the preparation of the Company's Consolidated Financial Statements as of and for the fiscal year ended December 31, 2023, the Company discovered that in 2023, it had an inadequate policy associated with its revenue recognition related to the cash collection of a certain subset of its customers that had been placed on cash basis in 2023. For these customers, because the determination had been made that there was significant collection risk and the Company had no ability to estimate the collectability of the consideration it was entitled to, revenue recognition was prohibited under Accounting Standards Codification, (“ASC”), Topic 606, “Revenue from Contracts with Customers” until cash was collected for the services that were provided. The Company refers to the customers in this situation as customers that have been placed on cash basis. As further discussed below, the Company misapplied this policy in each of the first three quarters of 2023 by failing to apply (in certain cases) cash receipts to prior accounts receivable (via a credit loss recovery) and instead recognized additional revenue for the cash receipt.
The Company recognizes revenue from contracts with customers under ASC 606. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. Once the Company believes that it is no longer probable of collecting substantially all of the consideration to which it will be entitled in exchange for the goods or services transferred to the customer and as such is prohibited from recognizing revenue until it is probable that it will be entitled to all of the consideration. As such, when a customer with significant collection risk is identified, the Company fully reserves for all outstanding accounts receivable and records a credit loss for these receivables.
Initially, revenue for contracts that the Company assesses are not probable of collection is not recognized until the customer has paid or settled all outstanding accounts receivable balances. Collectability is reassessed when there is a significant change in facts or circumstances. The assessment of collectability considers whether the Company may limit its exposure to credit risk through its right to stop transferring additional service in the event the customer is delinquent. When services are still provided to customers that have been identified with significant collection risk, the Company initially applies all payments received against the customers oldest invoices. However, if the Company continues to provide services to these customers for a significant period of time, cash collections have stabilized and other factors indicate it is appropriate, cash collections are assessed to determine if any of the on-going cash receipts should be accounted for as variable consideration under ASC 606 for on-going services instead of recovery of credit losses. To date, no material variable consideration has been recognized and after applying the corrections shown in the table below, all cash collections for these customers are reflected as recovery of credit losses.
Due to the inconsistency of the cash application related to the cash basis customers, and the prohibition on recognizing revenue when the Company does not believe it will receive the consideration it is entitled to, the Company had determined that it had improperly recognized revenue for these customers and should have instead recognized a credit loss recovery related to these cash receipts.
All periods presented below have been retrospectively restated to reflect the effects of the change to revenues and operating expenses. There was no impact to operating income (loss), net income (loss), net income (loss) per share, net cash provided by operating activities and adjusted EBITDA for any periods presented. The consolidated statement of equity is not affected by this restatement.
The Company has restated its unaudited condensed consolidated statements of operations for the periods ended March 31, 2023, June 30, 2023 and September 30, 2023, as follows (in thousands):

	Three Months Ended March 31, 2023
	Previously Reported	Adjustment	As Restated
Net revenues	$48,007	$(1,591)	$46,416
General and administrative expenses	$22,500	$(1,591)	$20,909
Total costs and expenses	$52,155	$(1,591)	$50,564

	Three Months Ended June 30, 2023			Six Months Ended June 30, 2023
	Previously Reported	Adjustment	As Restated	Previously Reported	Adjustment	As Restated
Net revenues	$50,852	$(2,429)	$48,423	$98,859	$(4,020)	$94,839
General and administrative expenses	$19,208	$(2,429)	$16,779	$41,708	$(4,020)	$37,688
Total costs and expenses	$47,069	$(2,429)	$44,640	$99,224	$(4,020)	$95,204

	Three Months Ended September 30, 2023			Nine Months Ended September 30, 2023
	Previously Reported	Adjustment	As Restated	Previously Reported	Adjustment	As Restated
Net revenues	$47,725	$(1,038)	$46,687	$146,584	$(5,058)	$141,526
General and administrative expenses	$19,189	$(1,038)	$18,151	$60,897	$(5,058)	$55,839
Total costs and expenses	$53,273	$(1,038)	$52,235	$152,497	$(5,058)	$147,439
The Company has restated its unaudited condensed consolidated Statements of Cash Flows for the periods ended March 31, 2023, June 30, 2023 and September 30, 2023, as follows (in thousands):

	Three Months Ended March 31, 2023
	Previously Reported	Adjustment	As Restated
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	$1,951	$(1,591)	$360
Changes in operating assets and liabilities:
Accounts receivable	$86	$1,591	$1,677

	Six Months Ended June 30, 2023
	Previously Reported	Adjustment	As Restated
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	$3,605	$(4,020)	$(415)
Changes in operating assets and liabilities:
Accounts receivable	$(1,138)	$4,020	$2,882
	Nine Months Ended September 30, 2023
	Previously Reported	Adjustment	As Restated
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	$4,862	$(5,058)	$(196)
Changes in operating assets and liabilities:
Accounts receivable	$262	$5,058	$5,320
Foreign Currency
Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at the average exchange rates during the periods. The impact of exchange rate fluctuations from translation of assets and liabilities is insignificant for the years ended December 31, 2023, 2022 and 2021.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Significant estimates made by management include, among others, the allowance for credit losses, the useful lives of long-lived assets, income taxes, website and internal-use software development costs, leases, valuation of goodwill and other intangible assets, valuation of warrant liability, deferred tax assets and the related valuation allowance, tax receivable agreement (“TRA”) liability, revenue recognition, performance and stock-based compensation and the recognition and disclosure of contingent liabilities.
Risks and Uncertainties
The Company operates in a relatively new industry where laws and regulations vary significantly by jurisdiction. Currently, thirty-nine states, the District of Columbia, Puerto Rico, the Virgin Islands, and Guam have legalized some form of cannabis use for certain medical purposes. Twenty-four of those states, the District of Columbia, Guam, and Northern Mariana have legalized cannabis for adults for non-medical purposes as well (sometimes referred to as adult or recreational use). Eight additional states have legalized forms of low-potency cannabis, for select medical conditions. Only three states continue to prohibit cannabis entirely. Additionally, while a number of U.S. legislators have introduced various bills to legalize cannabis at the federal level, none of these bills has become law. Currently, under federal law, cannabis, other than hemp (defined by the U.S. government as Cannabis sativa L. with a THC concentration of not more than 0.3% on a dry weight basis), is still a Schedule I controlled substance under the Controlled Substances Act (“CSA”). Even in states or territories that have legalized cannabis to some extent, the cultivation, possession, and sale of cannabis all violate the CSA and are punishable by imprisonment, substantial fines, and forfeiture. Moreover, individuals and entities may violate federal law if they aid and abet another in violating the CSA, or conspire with another to violate the law, and violating the CSA can be a predicate for certain other crimes, including money laundering laws and the Racketeer Influenced and Corrupt Organizations Act. If any of the states that permit use of cannabis were to change their laws or the federal government was to actively enforce the CSA or other laws related to the federal prohibition on cannabis, the Company’s business could be adversely affected.
In addition, the Company’s ability to grow and meet its operating objectives depends largely on the continued legalization and regulation of cannabis on a widespread basis. There can be no assurance that such legalization will occur on a timely basis, or at all.
The geographic concentration of the Company’s clients makes the Company vulnerable to a downturn in the local markets. Historically, the Company’s business operations have been located primarily in the State of California. See Note 3, “Revenue from Contracts with Customers,” to these consolidated financial statements for additional information.
Accounts Receivable, Net
A receivable is recorded when an unconditional right to invoice and receive payment exists. Accounts receivable primarily include amounts related to receivables from customers. Receivables are shown net of allowance for credit losses which is maintained at a level that management believes to be sufficient to absorb estimated losses in the accounts receivable portfolio. The Company measures credit losses on its trade accounts receivable using the current expected credit loss model under ASC 326 Financial Instruments – Credit Losses.
The Company calculates the expected credit losses on a pool basis for trade receivables that have similar risk characteristics. For trade receivables that do not share similar risk characteristics, the allowance for credit losses is calculated on an individual basis. Risk characteristics relevant to the Company’s accounts receivable include balance of customer account and aging status.
Account balances are written off against the allowance when it is determined that it is probable that the receivable will not be recovered. The Company had allowance for credit losses of $8.7 million as of December 31, 2023 and $12.2 million of as of December 31, 2022, respectively.
As of December 31, 2023, no customer accounted for more than 10% of the total gross accounts receivable outstanding. As of December 31, 2022, a receivable due from one customer accounted for approximately 11% of the total gross accounts receivable outstanding.
The following table summarizes the changes in the allowance for credit losses:

	Years Ended December 31,
	2023	2022	2021
Allowance, beginning of year	$12,232	$5,169	$857
Provision (benefit) for credit losses	1,792	17,216	5,487
Write-off, net of recoveries	(5,276)	(10,153)	(1,175)
Allowance, end of year	$8,748	$12,232	$5,169
Investments in Equity Securities
Investments in equity securities that do not have a readily determinable fair value and qualify for the measurement alternative for equity investments provided in ASC 321, Investments – Equity Securities are accounted for at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. As of December 31, 2022, the carrying value of the Company’s investments in equity securities without a readily determinable fair value was $3.5 million, which is recorded within other assets on the Company’s consolidated balance sheets.
The Company performs a qualitative assessment at each reporting date to evaluate whether the investments in equity securities are impaired. When a qualitative assessment indicates that an investment is impaired, the investment is written down to its fair value. For the years ended December 31, 2023 and 2022, the Company recorded $3.5 million, $3.0 million, respectively, in impairment charges related to investments in equity securities. These impairment charges are included in asset impairment charges in the accompanying consolidated statements of operations. The Company did not have any impairment charges related to investments in equity securities. in 2021.
Property and Equipment
Property and equipment are carried at cost, less accumulated depreciation, amortization and asset impairment charges, and consist of internally developed software, computer equipment, furniture and fixtures and leasehold improvements. Depreciation is computed using the straight-line method over the estimated useful lives of the assets and generally over three years for computer equipment, seven years for furniture and fixtures. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the remaining term of the related lease. Maintenance and repairs are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is reflected in the Company’s results of operations.
The Company assesses impairment of property and equipment when an event and change in circumstance indicates that the carrying value of such assets may not be recoverable. If an event and a change in circumstance indicates that the carrying amount of an asset (or asset group) may not be recoverable and the expected undiscounted cash flows attributable to the asset are less than its carrying value, an impairment loss equals to the excess of the asset’s carrying value over its fair value is recognized. For the year ended December 31, 2023, the Company recorded impairment charges of $3.9 million of which $2.7 million related to property and equipment associated with certain product offerings that were sunset in December 2023 and $1.3 million related to leasehold improvements associated with the impairment of a ROU asset both of which are included in asset impairment charges in the consolidated statements of operations. No impairments to property and equipment were recorded during the years ended December 31, 2022 and 2021.
Capitalized Software
Capitalized website and internal-use software development costs are included in property and equipment in the accompanying balance sheets. The Company capitalizes certain costs related to the development and enhancement of the Weedmaps platform and SaaS solutions when (i) the preliminary development project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and performed as intended. These capitalized costs include personnel and related expenses for employees and costs of third-party contractors who are directly associated with and who devote time to internal-use software projects. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Maintenance and training costs are expensed as incurred. Such costs are amortized when placed in service, on a straight-line basis over the estimated useful life of the related asset, generally estimated to be three years. Costs incurred for enhancements that were expected to result in additional features or functionality are capitalized and expensed over the estimated useful life of the enhancements, generally three years. Product development costs include salaries and benefits for employees, including engineering and technical teams who are responsible for building new products, as well as maintaining and improving existing products. Product development costs that do not meet the criteria for capitalization are expensed as incurred.
During the years ended December 31, 2023, 2022, and 2021, the Company amortized $7.7 million, $5.1 million and $0.1 million, respectively, of internal-use software development costs to subscription and support cost of revenues. For the years ended December 31, 2023 and 2022, the Company capitalized $13.1 million and $15.5 million of costs related to the development of software applications. At December 31, 2023 and 2022, the accumulated amortization of capitalized internal-use software development costs was $12.9 million and $5.1 million, respectively.
Goodwill and Intangible Assets
Goodwill consists of the excess of the purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is reviewed for impairment each year using a qualitative or quantitative process that is performed at least annually as of December 31 or whenever events or circumstances indicate a likely reduction in the fair value of a reporting unit below its carrying amount such as changes in the business climate, poor indicators of operating performance or the sale or disposition of a significant portion of a reporting unit.
In testing for goodwill impairment, the Company may elect to utilize a qualitative assessment to evaluate whether it is more likely than not that the fair value of a reporting unit exceeds the carrying value. If it is determined that it is unlikely that the carrying value exceeds the fair value, the Company is not required to complete the quantitative goodwill impairment evaluation. If it is determined that the carrying value may exceed fair value when considering qualitative factors, a quantitative goodwill impairment evaluation is performed. When performing the quantitative evaluation, if the carrying value of the reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded.
Intangible assets are recorded at cost less accumulated amortization. Intangible assets are reviewed for impairment whenever events or changes in circumstances may affect the recoverability of the net assets. Such reviews may include an analysis of current results and take into consideration the undiscounted value of projected operating cash flows. The Company recorded an impairment charge of $6.1 million for the year ended December 31, 2023 related to intangible assets associated with certain product offerings that were sunset in December 2023, which is included in asset impairment charges in the consolidated statements of operations. No intangible asset impairment charges have been recorded for the years ended December 31, 2022 and 2021. See Note 9, “Goodwill and Intangible Assets,” to these consolidated financial statements for additional information.
Leases
The Company’s operating leases consist of office space located primarily in the United States. The Company does not have any leases classified as financing leases. The Company classifies arrangements meeting the definition of a lease as operating or financing leases, and leases are recorded on the consolidated balance sheets as both a right-of-use asset (“ROU”) and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right-of-use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right-of-use asset result in straight-line rent expense over the lease term. Operating lease assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. For finance leases, interest on the lease liability and the amortization of the right-of-use asset results in front-loaded expense over the lease term. Variable lease expenses are recorded when incurred.
In calculating the right-of-use asset and lease liability, the Company elects to combine lease and non-lease components for all classes of assets. The Company excludes short-term leases having initial terms of 12 months or less as an accounting policy election, and instead recognizes rent expense on a straight-line basis over the lease term.
The Company assesses impairment of ROU assets when an event and change in circumstance indicates that the carrying value of such ROU assets may not be recoverable. If an event and a change in circumstance indicates that the carrying value of an ROU asset may not be recoverable and the estimated fair value attributable to the ROU asset is less than its carrying value, an impairment loss equals to the excess of the ROU asset’s carrying value over its fair value is recognized.
The fair values of ROU assets were estimated using an income approach based on management’s forecast of future cash flows expected to be derived based on the sublease market rent. First, the Company tests the asset group for recoverability by comparing the undiscounted cash flows of the asset group, which include expected future lease payments related to the lease agreement offset by expected sublease income, to the carrying amount of the asset group. If the first step of the long-lived asset impairment test concludes that the carrying amount of the asset group is not recoverable, the Company performs the second step of the long-lived asset impairment test by comparing the fair value of the asset group to its carrying amount and recognizing a lease impairment charge for the amount by which the carrying amount exceeds the fair value. To estimate the fair value of the asset group, the Company relies on a discounted cash flow approach using market participant assumptions of the expected cash flows.
In 2023, the Company recognized $10.9 million of ROU asset impairment charges driven by updated sublease assumptions for our second headquarter space in Los Angeles, California, pursuant to an operating lease that expires in 2031. In addition, the Company recognized ROU asset impairment charges of $0.6 million and $2.4 million during the years ended December 31, 2022 and 2021, respectively, related to certain ROU assets reducing the carrying values of the lease assets to their estimated fair values based on the discounted cash flows of estimated net rental income for the office spaces subleased.
The impairment charges of ROU assets are included in asset impairment charges in the consolidated statements of operations. See Note 4, “Leases,” to these consolidated financial statements for additional information.
Warrant Liability
The Company assumed 12,499,993 Public Warrants originally issued in the initial public offering of Silver Spike (the “Public Warrants”) and 7,000,000 Private Placement Warrants that were originally issued in a private placement by Silver Spike (the “Private Placement Warrants” and together with the Public Warrants, the “Warrants”) upon the Closing, all of which were issued in connection with Silver Spike’s initial public offering and entitle the holder to purchase one share of Class A Common Stock at an exercise price of at $11.50 per share. As of December 31, 2023, 12,499,973 Public Warrants and 7,000,000 Private Placement Warrants remained outstanding. The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be cashless exercised. The Private Placement Warrants are transferable, assignable or salable in certain limited exceptions. The Private Placement Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will cease to be Private Placement Warrants, and become Public Warrants and be redeemable by the Company and exercisable by such holders on the same basis as the other Public Warrants.
The Company evaluated the Warrants under ASC 815-40 - Derivatives and Hedging - Contracts in Entity’s Own Equity, and concluded they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of the Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our Class A equity holders. Because not all of the voting stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Warrants do not meet the conditions to be classified in equity. Since the Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the consolidated balance sheets at fair value, with subsequent changes in their respective fair values recognized in change in fair value of warrant liabilities within the consolidated statements of operations at each reporting date. See Note 12, “Warrant Liability,” to these consolidated financial statements for additional information.
Tax Receivable Agreement
In connection with the Business Combination, the Company entered into a tax receivable agreement (the “TRA”) with continuing members that provides for a payment to the continuing Class A Unit holders of 85% of the amount of tax benefits, if any, that the Company realizes, or is deemed to realize, as a result of redemptions or exchanges of Units (as defined below). In connection with such potential future tax benefits resulting from the Business Combination, and such subsequent redemptions and exchanges, the Company has established a deferred tax asset for the additional tax basis and a corresponding TRA liability of 85% of the expected benefit. The remaining 15% is recorded to additional paid-in capital.
The TRA liability is subject to remeasurement each reporting period, due to various factors, including changes in federal and state income tax rates and assessment of the probability of payment. As these remeasurement changes are subsequent to the initial measurement, the impact of the remeasurement is recorded in other income (expense), net on the consolidated statements of operations. See Note 16, “Income Taxes,” to these consolidated financial statements for additional information.
Revenue Recognition
The Company recognizes revenue when the fundamental criteria for revenue recognition are met. In accordance with ASC Topic 606, “Revenue from Contracts with Customers,” the Company recognizes revenue by applying the following five steps: the contract with the customer is identified; the performance obligations in the contract are identified; the transaction price is determined; the transaction price is allocated to the performance obligations in the contract; and revenue is recognized when (or as) the Company satisfies these performance obligations in an amount that reflects the consideration it expects to be entitled to in exchange for those services. The Company excludes sales taxes and other similar taxes from the measurement of the transaction price. The transaction price reflects the amount the Company expects to receive for such goods, net of discounts. Discounts issued are primarily related to the Company’s WM Teal program, which stands for “Together for Equity Access and Legislation”, through which the Company provides discounts including free software, advertising, educational materials and training programs to applicants or licenses under social equity licensing programs. The Company provides a discount to license holders who were awarded special status by the state based on owner qualifications. These are typically given in new markets to add more diversity and inclusion in the cannabis space. A license’s social equity status is validated by the Company on the applicable state’s website. For the years ended December 31, 2023, 2022 and 2021, total discounts issued was $4.2 million, $4.5 million and $2.6 million, respectively. For clients that pay in advance for listing and other services, the Company records deferred revenue and recognizes revenue over the applicable subscription term.
The Company’s revenues are derived primarily from monthly subscriptions to Weedmaps for Business, featured and deal listings and other WM Ad solutions. The Company’s Weedmaps for Business subscriptions generally have one-month terms that automatically renew unless notice of cancellation is provided in advance. Featured and deal listings and other WM Ad solutions are offered as add-on products to the Weedmaps for Business subscriptions. Featured and deal listings provide customers with premium placement ad solutions and discount and promotion pricing tools. Other WM Ad solutions include banner ads and promotion tiles on the Company’s marketplace ad as well as other advertising products on and off the Weedmaps marketplace. The Company has a fixed inventory of featured listing and display advertising in each market, and price is generally determined through a competitive auction process that reflects local market demand. Revenues for these arrangements are recognized over-time, generally during a month-to-month subscription period as the services are provided. The Company rarely needs to allocate the transaction price to separate performance obligations. In the rare case that allocation of the transaction price is needed, the Company recognizes revenue in proportion to the standalone selling prices of the underlying services at contract inception.
Revenue for service contracts that the Company assesses are not probable of collection is not recognized until the contract is completed and payment is received. Collectability is reassessed when there is a significant change in facts or circumstances. The assessment of collectability considers whether the Company may limit its exposure to credit risk through its right to stop transferring additional service in the event the customer is delinquent. See Note 3, “Revenue from Contracts with Customers,” to these consolidated financial statements for additional information.
Cost of Revenues (Exclusive of Depreciation and Amortization)
The Company’s cost of revenue primarily consists of web hosting, internet service costs, credit card processing costs and other third party services.
Advertising
The Company expenses the cost of advertising in the period incurred. Advertising expense totaled $11.8 million, $14.4 million and $17.7 million for the years ended December 31, 2023, 2022 and 2021, respectively, and are included in sales and marketing expense in the accompanying consolidated statements of operations.
Stock-Based Compensation
The Company measures fair value of employee stock-based compensation awards on the date of grant and allocates the related expense over the requisite service period. The fair value of restricted stock units and performance-based restricted stock units is equal to the market price of the Company’s common stock on the date of grant. The fair value of the Class P Units is measured using the Black-Scholes-Merton valuation model. The expected volatility is based on the historical volatility and implied volatilities for comparable companies, the expected life of the award is based on the simplified method. When awards include a performance condition that impacts the vesting of the award, the Company records compensation cost when it becomes probable that the performance condition will be met and the expense will be attributed over the performance period. See Note 14, “Stock-based Compensation,” to these consolidated financial statements for additional information.
Employee Benefit Plan
The Company’s 401(k) saving plan is a tax-qualified deferred compensation arrangement under Section 401(k) of the Internal Revenue Code. Under the Company’s 401(k) plan, participating U.S. employees may contribute a portion of their eligible earnings, subject to applicable U.S. Internal Revenue Service and plan limits. The Company matches up to 3.5% of the employee’s eligible compensation, vested upon two years of service. For the years ended December 31, 2023, 2022 and 2021, the Company recognized $2.3 million, $2.4 million and $1.5 million, respectively, of expenses related to employer contributions for the Company’s 401(k) plan.
Other Income (Expense), net
Other income (expense), net consists primarily of gain resulting from the discharge of a holdback obligation related to a prior acquisition, change in fair value of warrant liability and TRA liability remeasurement, political contributions, interest income, interest expense, financing fees and other tax related expenses. The Company recorded a non-cash gain of $3.7 million during the year ended December 31, 2023 resulting from the discharge of a holdback obligation related to a prior acquisition.
Income Taxes
The Company accounts for income taxes pursuant to the asset and liability method which requires the recognition of deferred income tax assets and liabilities related to the expected future tax consequences arising from temporary differences between the carrying amounts and tax bases of assets and liabilities based on enacted statutory tax rates applicable to the periods in which the temporary differences are expected to reverse. Any effects of changes in income tax rates or laws are included in income tax expense in the period of enactment. A valuation allowance is recognized if the Company determines it is more-likely-than-not that all or a portion of a deferred tax asset will not be recognized. In making such determination, the Company considers all available evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent and expected future results of operation. See Note 16, “Income Taxes,” to these consolidated financial statements for additional information.
Segment Reporting
The Company has identified one business segment which management also considers to be one reporting unit as the Company’s Executive Chair and Interim Chief Financial Officer allocate resources, assess performance and manage the businesses as one segment.
Earnings (Loss) Per Share
Basic income (loss) per share is computed by dividing net income (loss) attributable to WM Technology, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period.
Diluted income (loss) per share is computed giving effect to all potential weighted-average dilutive shares for the period. The dilutive effect of outstanding awards or financial instruments, if any, is reflected in diluted income (loss) per share by application of the treasury stock method or if-converted method, as applicable. Potential common shares are excluded from the calculation of diluted EPS in the event they are antidilutive or subject to performance conditions for which the necessary conditions have not been satisfied by the end of the reporting period. See Note 15, “Earnings Per Share,” for additional information on dilutive securities.
Concentrations of Credit Risk
The Company’s financial instruments are potentially subject to concentrations of credit risk. The Company places its cash with high quality credit institutions and the Company’s cash balances at these institutions typically exceed the Federal Deposit Insurance Corporation limit. As of December 31, 2023, the Company had cash balances that exceeded the deposit insurance limit with five financial institutions. As of December 31, 2022, the Company had cash balances that exceeded the deposit insurance limit with four financial institutions. Management believes that the risk of loss is not significant and has not experienced any losses in such accounts.
Recently Adopted Accounting Pronouncements
The Company reviewed the accounting pronouncements that became effective for fiscal year 2023 and determined that either they were not applicable, or they did not have a material impact on the consolidated financial statements.
Recently Issued Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes - Improvements to Income Tax Disclosures” requiring enhancements and further transparency to certain income tax disclosures, most notably the tax rate reconciliation and income taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024 on a prospective basis and retrospective application is permitted. We are currently evaluating the impact of the adoption of this standard.
The Company also reviewed other recently issued accounting pronouncements to be adopted in future periods and determined that they are not expected to have a material impact on the consolidated financial statements.